Accounts Receivable Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Accounts Receivable, Net, Current [Abstract]
Accounts receivable	$ 2,887	$ 5,291
Less: allowance for doubtful accounts	(1,250)	(1,773)
Accounts receivable, net	$ 1,637	$ 3,518